Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		69 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (754,041)	$ (380,238)	$ (910,518)	$ (222,462)	$ (1,205,081)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,861	87	2,230	1,435	6,213
Amortization of debt discount and deferred financing cost	70,095
Change in fair value of derivative liability	47,062
Stock based compensation				25,000	25,000
Impairment of long-lived assets				919	919
Changes in operating assets and liabilities:
Inventory	(23,123)
Prepaid expenses and other current assets	(15,959)	(19,897)	17,924	(2,052)	15,872
Accounts payable and accrued expenses	84,649		25,326	1,963	27,482
Changes in unearned revenues	24,528	11,420
Net cash used in operating activities	(562,928)	(388,628)	(865,038)	(195,197)	(1,129,595)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(487)	(3,322)	(33,503)		(38,405)
Refundable deposit paid		(1,759)
Net cash used in investing activities	(487)	(5,081)	(33,503)		(38,405)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from convertible notes payable	442,500
Proceeds from shares issued for cash		1,000,000	1,000,000	246,000	1,286,800
Advances from related parties				24,927	58,433
Net cash provided by financing activities	442,500	1,000,000	1,000,000	270,927	1,345,233
EFFECT OF FOREIGN CURRENCY TRANSLATIONS	(3,641)	2,635	1,899		1,899
Net increase (decrease) in cash and cash equivalent	(124,556)	608,926	103,358	75,730	179,132
Cash and cash equivalents at beginning of period	179,132	75,774	75,774	44
Cash and cash equivalents at end of period	54,576	684,700	179,132	75,774	179,132
SUPPLEMENTAL CASH FLOWS INFORMATION:
Cash paid for income tax
Cash paid for interest
NONCASH INVESTING AND FINANCING ACTIVITIES:
Forgiveness of related party debt				6,250	6,250
Shares issued for accounts payable				52,183	52,183
Cancellation of common stock				72,358	72,358
Debt discount	$ 452,702